Earnings/(Loss) Per Share Dividends - Summary of Net Earnings Per Share (Detail) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net Income attributable to controlling interest	$ 22,872,537	$ 39,477,783	$ 42,573,192
Net Income attributable to controlling interest adjusted as per diluted earnings	$ 22,872,537	$ 39,477,783	$ 42,573,192
Weighted average of outstanding common shares for the fiscal year	639,413	639,413	639,413
Weighted average of outstanding common shares for the fiscal year adjusted as per dilution effect	639,413	639,413	639,413
Basic earnings per share	$ 35.7711	$ 61.7407	$ 66.5828